13F-HR
				9/30/03

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30,2003

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             September 30,2003

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$152,598,000

List of Other Included Managers:		None


Name of Issuer          Class  Cusip     Value (x100Shares
Advanced Neuromodulationcommon 00757t101 3368        78500
Affiliated Computer     common 008190100 264          5961
Alliant Techsystems     common 018804104 272          5029
Amazon                  common 023135106 872         33500
Amgen                   common 031162100 450          7822
Apache                  common 037411105 617         10000
Apollo                  common 037604105 998         20000
Biomet                  common 090613100 460         15000
Biosite                 common 090945106 1536        40000
Boston Communications   common 100582105 2255       144000
Boston Scientific       common 101137107 815         20000
Brightpoint             common 109473405 1065        65000
Brown Shoe              common 115736100 1354        50000
Burlington Resources    common 122014103 573         12000
C I S C O               common 17275R102 379         29187
Capitol Federal Financiacommon 14057c106 600         20000
Career Education        common 141665109 1468        30000
Cephalon                common 156708109 255          6395
Checkfree Holdings      common 162813109 1686        75000
Coach                   common 189754104 2626        68500
Corinthian              common 218868107 790         20000
Countrywide Financial   common 222372104 575         10000
Daktronics              common 234264109 1166        75000
Dell Computer           common 247025109 387         14169
Dick's Sporting Goods   common 253393102 1146        50000
Doral Financial         common 25811p100 3159        89350
EBAY                    common 278642103 2986        35000
Eon Labs                common 29412e100 2710       101500
Epiq Systems            common 26882d109 1152        60000
Eresearch Technology    common 29481v108 3508       130700
Expeditors              common 302130109 2481        69000
Exxon Mobil             common 30231G102 315          9001
Fair Isaac              common 303250104 375          7376
Forest Laboratories     common 345838106 2207        40900
FTI Consulting          common 302941109 3605        78000
Garmin                  common g37260109 2649        74000
General Electric        common 369604103 329         12888
Gilead Sciences         common 375558103 383          9127
Group 1 Software        common 39943y103 1481        82300
Gtech Holdings          common 400518106 1960        60000
Handelman               common 410252100 1103        75000
Hi-Tech Pharmacal       common 42840b101 2241       104000
Hooker Furniture        common 439038100 688         25000
Idexx Labs              common 45168d104 1224        35000
Imation                 common 45245a107 1303        35000
Intel                   common 458140100 399         24478
Intl Game Technology    common 459902102 983         12000
ITT Educational         common 45068B109 1680        60000
Lexmark                 common 529771107 1955        29200
M & T Bank              common 55261f104 309          3937
Microsoft               common 594918104 295         12183
Mid Atlantic Medical    common 59523c107 1419        35000
Mobile Telesystems      common 607409109 1728        42000
NVR                     common 62944T105 315           958
Old Dominion Freight    common 679580100 1575        50000
Omnivision Technology   common 682128103 414         20000
Open Text               common 683715106 2936       105500
Oracle                  common 68389X105 382         35176
Pacific Sunwear of Califcommon 694873100 1526        75000
Patina Oil & Gas        common 703224105 987         30000
Pfizer                  common 717081103 320         10273
Pogo Producing          common 730448107 1129        28388
Qualcomm                common 747525103 1782        49500
Quality Systems         common 747582104 1237        48500
Quiksilver              common 74838C106 1072        35000
Reebok International    common 758110100 1314        40000
Rollins                 common 775711104 1382        60000
St. Jude Medical        common 790849103 878         18000
Stratasys               common 862685104 262         20000
Stryker                 common 863667101 1030        15000
Symantec                common 871503108 303          7739
Taro Pharmaceutical     common M8737E108 957         25000
Teva                    common 881624209 2645        63500
Thoratec                common 885175307 1751       138000
Toro                    common 891092108 1401        20000
UGI                     common 902681105 1371        30000
University of Phoenix   common 037604204 2730        64000
UTI Worldwide           common g87210103 938         33500
Varian Medical          common 92220p105 1079        20000
Vimpel                  common 68370R109 690         20000
Vodafone Group          common 92857W100 780         42800
W Holding               common 929251106 1102        60000
Wal-Mart                common 931142103 326          6268
Washington Post         common 939640108 290           426
XTO Energy              common 98385X106 1013        53333
Yahoo                   common 984332106 3063       127500
Zebra Tech              common 989207105 773         12000
Zimmer                  common 98956p102 1313        27000